Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Movements in Environmental Liabilities

The following tables show the movements in environmental liabilities for the years ended December 31, 2013 and 2012:

Year ended December 31, 2013 (millions of Canadian dollars)	PCB	LAR	Total
Environmental liabilities, January 1	197	52	249
Interest accretion	9	1	10
Expenditures	(2)	(14)	(16)
Revaluation adjustment	(3)	26	23

Environmental liabilities, December 31	201	65	266
Less: current portion	15	12	27

	186	53	239

Year ended December 31, 2012 (millions of Canadian dollars)	PCB	LAR	Total
Environmental liabilities, January 1	199	58	257
Interest accretion	9	2	11
Expenditures	(8)	(10)	(18)
Revaluation adjustment	(3)	2	(1)

Environmental liabilities, December 31	197	52	249
Less: current portion	13	9	22

	184	43	227

Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets

The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the Consolidated Balance Sheets after factoring in the discount rate:

December 31, 2013 (millions of Canadian dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	237	68	305
Less: discounting accumulated liabilities to present value	36	3	39

Discounted environmental liabilities	201	65	266

December 31, 2012 (millions of Canadian dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	233	54	287
Less: discounting accumulated liabilities to present value	36	2	38

Discounted environmental liabilities	197	52	249

Schedule of Estimated Future Environmental Expenditures	At December 31, 2013, the estimated future environmental expenditures were as follows:

(millions of Canadian dollars)
2014	27
2015	28
2016	35
2017	23
2018	22
Thereafter	170

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